Fair Value of Financial Instruments Not Accounted For at Fair Value	12 Months Ended
Dec. 31, 2019
Investments, All Other Investments [Abstract]
Fair Value of Financial Instruments Not Accounted For at Fair Value
4. Fair Value of Financial Instruments Not Accounted For at Fair Value
The principal financial assets of the Company as of December 31, 2018 and 2019 consist of cash, cash equivalents, restricted cash and accounts receivable. The principal financial liabilities of the Company consist of accounts payable, accrued expenses and other liabilities, secured term loan facilities, revolving credit facilities, the 2017 Bonds and the 2018 Bonds.
The carrying values of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accrued expenses and other liabilities are reasonable estimates of their fair value due to the short-term nature or liquidity of these financial instruments.
The 2017 Bonds and the 2018 Bonds are classified as a level two liability and the fair values have been calculated based on the most recent trades of the bond on the Oslo Børs prior to December 31, 2019. The 2018 Bonds are denominated in Norwegian Kroner (“NOK”) and the fair value has been translated to the functional currency of the Company using the exchange rate as of December 31, 2019.
The fair value of secured term loan facilities and revolving credit facilities is estimated based on the average of the current rates offered to the Company for all debt facilities. This has been categorized at level two on the fair value measurement hierarchy as at December 31, 2019.
The following table includes the estimated fair value and carrying value of those assets and liabilities. The table excludes cash, cash equivalents, restricted cash, accounts receivable, accounts payable, accrued expenses and other liabilities because the fair value approximates carrying value and, for accounts receivable and payable, are due in one year or less.

	December 31, 2018			December 31, 2019
Fair Value Hierarchy Level	Fair Value Hierarchy Level	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)
		(in thousands)
2018 Bonds (note 11)	Level 2	(69,337)	(66,004)	(68,368)	(69,052)
2017 Bonds (note 12)	Level 2	(100,000)	(96,481)	(100,000)	(100,500)
Secured term loan facilities and revolving credit facilities (note 10)	Level 2	(675,738)	(588,713)	(716,942)	(614,623)